Note 6 - Related Party Transactions (Details Textual)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023	Dec. 31, 2024 USD ($)
Service Management Costs Daily Fee Related Party | €		€ 840		€ 810
Related Party Agreement Term					5 years
Sales Commissions and Fees	$ 3,213,831		$ 3,140,655
Eurobulk Ltd. [Member]
Related Party Transaction, Amounts of Transaction	3,908,030		3,255,269
Eurobulk Ltd. [Member] | Fixed Management Fees [Member]
Related Party Transaction, Amounts of Transaction	1,150,000		1,125,000
Related Party [Member]
Accounts Payable	$ 3,948,758					$ 1,662,306
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction Commission, Percentage	1.00%	1.00%
Eurochart [Member] | Vessel Sales [Member] | M/V Diamantis [Member]
Sales Commissions and Fees	$ 131,500
Eurochart [Member] | Vessel Sales [Member] | M/V EM Astoria [Member]
Sales Commissions and Fees			100,000
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction Commission, Percentage	1.25%	1.25%
Eurochart [Member] | Charter Services [Member]
Sales Commissions and Fees	$ 1,366,387		1,224,513
Sentinel [Member]
Related Party Transaction, Amounts of Transaction	$ 83,532		69,880
Related Party Transaction Commission on Premium, Maximum, Percentage	5.00%	5.00%
Technomar [Member]
Related Party Transaction, Amounts of Transaction	$ 164,196		$ 145,760
Related Party Transaction Amounts of Transaction Per Crew Member Per Month	$ 50